FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Financial assets
Cash and cash equivalents	$ 3,445	$ 10,545	$ 15,038	$ 23,352
Financial liabilities
Lease liability - current	49
Lease liability - non-current	237
Deferred purchase price payable - Tarus	7,949	7,179
Deferred obligation - iOx milestone	4,580	4,126
Amortized Cost [Member]
Financial assets
Cash and cash equivalents	3,445	10,545
Prepaid expenses and other receivables	2,393	2,689
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in public company
Financial liabilities
Accounts payable and accrued liabilities	3,087	1,865
Lease liability - current	49
Lease liability - non-current	237
Deferred purchase price payable - Tarus
Deferred obligation - iOx milestone
Fair Value To Other Comprehensive Income [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment
Investment in associate
Investment in public company	2,568	2,087
Fair Value Through Profit Or Loss [Member]
Financial assets
Cash and cash equivalents
Prepaid expenses and other receivables
Convertible note receivable, including accrued interest, net of impairment	429	442
Investment in associate	716	806
Investment in public company
Financial liabilities
Accounts payable and accrued liabilities
Lease liability - current
Lease liability - non-current
Deferred purchase price payable - Tarus	7,949	7,179
Deferred obligation - iOx milestone	$ 4,580	$ 4,126